Financial instruments - Schedule of Derivatives (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Interest Rate Swaps [Member]
Offsetting Assets [Line Items]
Fair value of financial instruments asset	$ 113	$ 0
Fair value of financial instruments liability	115,853	168,860
Derivative Put Instrument [Member]
Offsetting Assets [Line Items]
Fair value of financial instruments liability	$ 11,319	$ 0